Summary of Nonvested Restricted Shares Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011
NONVESTED NUMBER OF SHARES
Nonvested awards outstanding, beginning balance	142,600
Granted	117,200
Vested	(105,900)
Nonvested awards outstanding, ending balance	153,900
GRANT DATE FAIR VALUE
Nonvested awards outstanding, beginning balance	$ 38.25	[1]
Granted	$ 51.38	[1]
Vested	$ 44.40	[1]
Nonvested awards outstanding, ending balance	$ 43.72	[1]

[1]	Weighted Average